TRADE PAYABLES AND OTHER LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE PAYABLES AND OTHER LIABILITIES
Trade payables	€ 7,504	€ 4,327
Accrued liabilities	13,983	14,817
Sales tax payable	12
Other payables	347	405
Trade payables and other liabilities	€ 21,846	€ 19,549